Restatement of statements of cash flows	3 Months Ended
Sep. 30, 2024
Accounting policies, changes in accounting estimates and errors [Abstract]
Restatement of statements of cash flows
Note 3. Restatement of statements of cash flows
Restatement of statements of cash flows
The statements of cash flows have been restated to classify the cash proceeds from the sale of Bitcoin mined, which are accounted for as intangible assets under IAS 38, "Intangible Assets" ("IAS 38"), as cash flows from investing activities in accordance with IAS 7.16(b), "Statement of Cash Flows" ("IAS 7").
Historically, the Company classified receipts from Bitcoin mining revenue as operating activities in the statements of cash flows on the basis that its core business and main activities are related to digital assets.
There was no impact on the overall net increase/(decrease) in cash and cash equivalents for the three months ended 30 September 2024 and 2023.
The effects of the restatement on the affected financial statement line items are as follows:
Adjustments to the consolidated statements of cash flows for the three months ended 30 September 2024 - Restatement

	Three months ended 30 September, 2024
	(As reported)	Adjustments	(As restated)
	US$'000	US$'000	US$'000
Cash flows from operating activities
Receipts from Bitcoin mining revenue	49,575	(49,575)	—
Net cash from/(used in) operating activities	(3,816)	(49,575)	(53,391)

Cash flows from investing activities
Proceeds from sale of Bitcoin mined	—	49,575	49,575
Net cash from/(used in) investing activities	(387,137)	49,575	(337,562)

Adjustments to the consolidated statements of cash flows for the three months ended 30 September 2023 - Restatement

	Three months ended 30 September, 2023
	(As reported)	Adjustments	(As restated)
	US$'000	US$'000	US$'000
Cash flows from operating activities
Receipts from Bitcoin mining revenue	34,144	(34,144)	—
Net cash from/(used in) operating activities	3,875	(34,144)	(30,269)

Cash flows from investing activities
Proceeds from sale of Bitcoin mined	—	34,144	34,144
Net cash from/(used in) investing activities	(17,817)	34,144	16,327